Equity-Based Compensation and Equity - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 15, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized		3,290,000,000	3,290,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		318,425,182	203,750,000
Common stock, shares outstanding		318,425,182	203,750,000
Exercise price per share		$ 0.01
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)		$ 0	$ 0
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Description of common stock		if, and only if, the last reported closing price of the common stock equals or exceeds $18.00 per share (as adjusted for share splits, share dividends, reorganizations, reclassifications, recapitalizations and the like) for any 20 trading days within a 30-tradingday period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Share Based Compensation Arrangement By Share Based Payment Award Remaining Award Vesting Value Year One		$ 5,700,000
Share Based Compensation Arrangement By Share Based Payment Award Remaining Award Vesting Value Year Two		$ 400,000
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant, outstanding		7,333,333
Number of days restriction upon warrants or rights exercisable		30 days
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense		$ 13,800,000	$ 1,300,000
Share Based Compensation Gain (Loss)				$ 8,200,000
Compensation expense		$ 13,800,000	$ 1,300,000
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized		3,920,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares issued		318,425,182
Common stock, shares outstanding		318,425,182
Exercise price per share		$ 11.50
Description of common stock		if, and only if, the last reported closing price of the common stock equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, reorganizations, reclassifications, recapitalizations and the like) on the trading day prior to the date on which the Company sends notice of redemption to the warrant holders;
Description of warrant redemption		at a price of $0.10 per warrant, provided that the warrant holders will be able to exercise their warrants prior to redemption and receive that number of shares of Class A common stock to be determined by reference to a table included in the warrant agreement, based on the redemption date and the fair market value of the Class A common stock;
Number of days restriction upon warrants or rights exercisable after redemption notice issued		30 days
Proceeds from warrant exercises		$ 0
Public Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant, outstanding		11,250,000
Exercise price per share		$ 11.50
Number of days warrants or rights exercisable		30 days
Number of years warrants or rights will expire after the completion of the merger		5 years
Performance Shares [Member] | Topco [Member] | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued	5,000,000
Vesting period	5 years
Performance Shares [Member] | Class A Common Stock | Topco [Member] | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock to sponsor, Shares	5,000,000
Common Series D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity -based compensation , units issued					30,000
Equity -based compensation ,grant date fair value		$ 300.00	$ 300.00	$ 300.00
Equity -based compensation , fair value end of measurement period		$ 644	$ 184	$ 165
Equity -based compensation ,numbers of units outstanding		30,000
Vesting period		5 years
Common Series C Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity -based compensation , units issued		2,900	21,953	10,830
Equity -based compensation ,grant date fair value		$ 201.25	$ 37.90	$ 167.40
Equity -based compensation ,numbers of units outstanding		172,026	174,190	156,975		150,906
Share-based Payment Arrangement, Expense		$ 62,700,000	$ 0	$ 0
Description of vesting rights		As the result of an amendment and restatement of the Limited Partnership Agreement, on March 15, 2018, 75% of all Common Series C Units awards are subject to vesting over four fiscal years from their respective issuance date. The remaining 25% of the units vest if and when Topco's private equity sponsors as of the date of the 2014 Topco Acquisition realize a pre-tax internal rate of return of 20% compounded annually with respect to the Common Series A Units of Topco held by such sponsors.
Compensation expense		$ 62,700,000	$ 0	$ 0
Common Series C Units [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		75.00%
Vesting period		4 years
Common Series C Units [Member] | Share-based Payment Arrangement, Tranche Two [Member] | 2014 Topco Acquisition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Common Series C Units [Member] | Share-based Payment Arrangement, Tranche Three [Member] | Daymon Acquisition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Common Series C2 Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity -based compensation , units issued		2,500	1,425	34,275
Equity -based compensation ,grant date fair value		$ 223.00	$ 284.00	$ 652.99
Equity -based compensation ,numbers of units outstanding		32,275	33,400	33,525
Share-based Payment Arrangement, Expense		$ 13,300,000	$ 0	$ 0
Compensation expense		$ 13,300,000	$ 0	$ 0
Common Series C2 Units [Member] | 2014 Topco Acquisition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation ,units authorized		35,000